Expense Example - FidelitySmallCapETF-PRO - FidelitySmallCapETF-PRO - Fidelity Enhanced Small Cap ETF - Fidelity Enhanced Small Cap ETF	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356